Schedule of fair value measurement of assets and liabilities recurring basis (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Accounting Policies [Abstract]
Fair value of warrants upon issuance	$ 100,000
Change in fair value of warrant liability	25,000
Ending balance as of December 31, 2025	$ 125,000